SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

11.   SHARE-BASED COMPENSATION

In February 2015, the Group adopted the 2015 Incentive Compensation Plan (“2015 Plan”), which permits the granting of share options, restricted share units and other equity incentives to employees, directors and consultants of the Group. The 2015 Plan administrator is the Group’s board of directors. The board may also authorize one or more of the Group’s officers to grant awards under the plan. The Group has authorized 61,605,996 ordinary shares for issuance under the 2015 Plan. The options expire in ten years from the date of grant.

In June 2020, the Group adopted the 2020 Incentive Compensation Plan (“2020 Plan”), which permits the granting of share options, restricted share units and other equity incentives to employees, directors and consultants of the Group. The 2020 Plan administrator is the Group’s board of directors. The board may also authorize one or more of the Group’s officers to grant awards under the plan. The Group has initially authorized 45,765,386 ordinary shares, plus an annual increase on the first day of each year during the ten-year term of the 2020 Plan commencing with the year beginning January 1, 2021, by an amount equal to 1.0% of the total number of shares issued and outstanding on the last day of the immediately preceding year, for issuance under the 2020 Plan. The options expire in ten years from the date of grant. The Company uses treasury shares or new shares for issuing shares under 2020 Plan.

11.   SHARE-BASED COMPENSATION - continued

For the years ended December 31, 2021, 2022 and 2023, total share-based compensation expenses recognized were RMB207,943, RMB218,730 and RMB163,153, respectively. The following table sets forth the allocation of share-based compensation expenses:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Selling and marketing	50,430	60,474	69,799
General and administrative	111,307	98,243	40,313
Research and development	46,206	60,013	53,041
Total	207,943	218,730	163,153

Share option

Under the 2015 Plan and 2020 Plan, options granted to employees vest upon satisfaction of a service condition, which is generally satisfied over four years. The Group recognized RMB52,569, RMB30,928 and RMB18,198 of stock-based compensation expenses for the years ended December 31, 2021, 2022 and 2023, respectively. The Group did not grant any share options for the years ended December 31, 2021, 2022 and 2023.

The following table summarized the Group’s share option activities under the option plans:

			Weighted
		Weighted	Average	Weighted
		Average	Remaining	Average	Aggregate
	Number	Exercise	Contract Life	Grant Date	Intrinsic
	of Options	Price	(years)	Fair Value	Value
		US$		US$	US$
Outstanding at January 1, 2023	10,404,360	0.67	5.06	2.11	11,219
Exercised	(3,984,236)	0.46		1.86
Forfeited	(270,040)	0.80		3.86
Outstanding at December 31, 2023	6,150,084	0.76	4.59	2.20	404
Vested and expect to vest at December 31, 2023	6,150,084	0.76	4.59	2.20	404
Exercisable at December 31, 2023	5,632,464	0.76	4.43	2.01	389

The total intrinsic value of options exercised during the years ended December 31, 2021, 2022, and 2023 was RMB674,174, RMB203,841 and RMB51,110, respectively. As of December 31, 2023, there was RMB2,629 of total unrecognized compensation expense related to options, which is expected to be recognized over a weighted-average period of 0.26 years.

Restricted share units

The Group granted restricted share units to employees and non-employees in 2021, 2022 and 2023.

In 2021, the Group granted in total 9,253,000 restricted share units generally subject to a four-year service vesting schedule under the 2020 Plan. The weighted average estimated fair value on the grant date of each restricted share unit was US$6.04 (RMB38.48).

In 2022, the Group granted in total 13,178,072 restricted share units, subject to a two-year or four-year service vesting schedule under the 2020 Plan. The weighted average estimated fair value on the grant date of each restricted share unit was US$2.02 (RMB13.94).

In 2023, the Group granted in total 8,479,188 restricted share units, subject to a four-year service vesting schedule under the 2020 Plan. The weighted average estimated fair value on the grant date of each restricted share unit was US$1.66 (RMB11.76).

11.   SHARE-BASED COMPENSATION - continued

Restricted share units - continued

The following table summarized the Group’s restricted share unit activities under the 2015 Plan and the 2020 Plan:

	Number of	Weighted Average
	Restricted Share	Grant Date
	Units	Fair Value
		US$
Nonvested at January 1, 2023	19,629,929	3.39
Granted	8,479,188	1.66
Vested	(5,524,008)	3.60
Forfeited	(4,541,889)	3.18
Nonvested at December 31, 2023	18,043,220	2.51
Expected to vest at December 31, 2023	18,043,220	2.51

Restricted share units granted to employees and non-employees are measured based on the closing price of ordinary shares on the grant date and recognized as compensation cost on a straight-line basis over the requisite service period. Total share-based compensation expenses recognized for these restricted share units in 2021, 2022 and 2023 were RMB146,996, RMB183,798 and RMB135,755, respectively. The total fair value of restricted share units vested during the years ended December 31, 2021, 2022 and 2023, was RMB115,893, RMB214,134 and RMB80,913, respectively. As of December 31, 2023, there were RMB235,206 of unrecognized compensation expenses related to nonvested restricted share units which is expected to be recognized over a weighted-average period of 2.35 years.

JD’s Share Incentive Plan (the “JD Employee Awards”)

On April 26, 2016, the Group consummated the acquisition of JDDJ business from JD. The acquisition involved the transfer of certain employees from JD to the Group. These employees were granted with nonvested restricted share units by JD when they were employed by JD. The JD Employee Awards which are generally vested annually over six years continued in effect after the acquisition for the employees transferred to the Group, provided that these employees continue their employment with the Group or any subsidiaries of JD. In addition, certain employees of the Group were transferred from JD Group. Prior to their transfer, these employees were granted with JD Employee Awards and the JD Employee Awards remain in effect after their transfer to the Group per original agreement.

The Group recognizes the entire cost of JD Employee Awards incurred by JD, the Group’s shareholder, as compensation cost with a corresponding amount as a capital contribution according to ASC 505-10-25-3. The share-based compensation amounts related to JD’s share were RMB8,378, RMB4,004 and RMB9,200 for the years ended December 31, 2021, 2022 and 2023, respectively.